SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2026
SEGMENT INFORMATION
Schedule of operating results of the Group's reporting segments

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2026	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	36,276,603	123,666,954	75,278,878	235,222,435
Royalties	933,157	—	—	933,157
Right of use licenses	—	—	1,679,733	1,679,733
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	—	—	441,141
Total	37,650,901	123,666,954	76,958,611	238,276,466

Cost of sales	(20,248,672)	(81,629,845)	(53,216,919)	(155,095,436)
Gross profit per segment	17,402,229	42,037,109	23,741,692	83,181,030
% Gross margin	46%	34%	31%	35%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2025	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	60,677,484	146,661,845	65,476,040	272,815,369
Royalties	1,414,864	—	—	1,414,864
Right of use licenses	—	—	13,430,824	13,430,824
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	—	—	1,764,863
Total	63,857,211	146,661,845	78,906,864	289,425,920

Cost of sales	(44,733,220)	(96,930,752)	(42,721,020)	(184,384,992)
Gross profit per segment	19,123,991	49,731,093	36,185,844	105,040,928
% Gross margin	30%	34%	46%	36%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	94,457,404	198,232,709	106,473,979	399,164,092
Royalties	986,602	—	—	986,602
Right of use licenses	1,000,000	—	19,287,845	20,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	—	—	(45,746)
Total	96,398,260	198,232,709	125,761,824	420,392,793

Cost of sales	(65,942,370)	(134,549,703)	(62,543,546)	(263,035,619)
Gross profit per segment	30,455,890	63,683,006	63,218,278	157,357,174
% Gross margin	32%	32%	50%	37%

Schedule of revenue by similar group of products or services

	06/30/2026	06/30/2025	06/30/2024
Seed and integrated products	37,209,760	62,092,348	96,444,006
Seed Treatments Packs	29,467,900	30,383,718	29,992,052
Seeds & HB4 Program	7,741,860	31,708,630	66,451,954

Crop protection	123,666,954	146,661,845	198,232,709
Adjuvants	47,052,883	56,028,936	56,634,128
Seed CP Products and Services	21,959,743	28,890,840	34,877,911
Other CP Products and Services	53,941,110	61,742,069	106,720,670
Bioprotection	713,218	—	—

Crop nutrition	76,958,611	78,906,864	125,761,824
Inoculants & Biofertilizers	11,126,281	22,445,093	21,943,467
Micro-beaded Fertilizers	60,713,874	56,461,771	88,158,727
Biostimulants	5,118,456	—	—
Syngenta up-front fee	—	—	15,659,630

Total revenues	237,835,325	287,661,057	420,438,539

Schedule of geographical information

	06/30/2026	06/30/2025	06/30/2024
Argentina	200,549,303	232,034,876	351,778,631
Brazil	9,917,166	14,861,671	13,671,110
LATAM	14,840,808	18,581,425	21,590,901
ROW	12,528,048	22,183,085	33,397,897
Total revenues	237,835,325	287,661,057	420,438,539

Non-current assets	06/30/2026	06/30/2025
Argentina	127,926,334	142,743,386
Brazil	6,825,688	7,448,724
LATAM	676,187	856,329
North America	5,844,868	185,817,356
EMEA	—	537,302
ROW	22,588,201	30,508,800
Total non-current assets	163,861,278	367,911,897

Property, plant and equipment	60,655,861	74,575,386
Intangible assets	74,655,056	181,173,079
Goodwill	28,550,361	112,163,432
Total reportable assets	163,861,278	367,911,897
Total non-reportable assets	284,366,934	395,733,183
Total assets	448,228,212	763,645,080